Stockholders’ Equity	6 Months Ended
Jun. 30, 2025
Stockholders’ Equity [Abstract]
Stockholders’ Equity

Note 13 — Stockholders’ Equity

Ordinary Shares and Preferred Shares

The Company was initially authorized to issue (i) 450,000,000 ordinary shares, $0.0001 par value per share, divided into 300,000,000 Class A ordinary shares and 150,000,000 Class B ordinary shares, and (ii) 50,000,000 preferred shares, $0.0001 par value per share. On October 6, 2023, the Company held the 2023 Annual Meeting of Shareholders (the “2023 Annual Meeting”). The 2023 Annual Meeting approved the increase of the Company’s authorized share capital from US$50,000 divided into 500,000,000 shares of a par value of US$0.0001 each, comprising of 300,000,000 Class A ordinary shares, 150,000,000 Class B ordinary shares, and 50,000,000 preferred shares of a par value of US$0.0001 each, to US$5,000,000 divided into 50,000,000,000 shares of a par value of US$0.0001 each, comprising of 40,000,000,000 Class A ordinary shares, 7,500,000,000 Class B ordinary shares, and 2,500,000,000 preferred shares of a par value of US$0.0001 each. On March 7, 2025, the Company held the Extraordinary Meeting of Shareholders (the “2025 EGM”). The 2025 EGM approved the increase of the Company’s authorized share capital to US$20,000,000, with a nominal value of US$0.0001 each, comprising (a) 190,000,000,000 Class A Ordinary Shares of a par value of US$0.0001 each; (b) 7,500,000,000 Class B Ordinary Shares of a par value of US$0.0001 each; and (c) 2,500,000,000 preferred Shares of a par value of US$0.0001 each. On September 29, 2025, the Company held the 2025 Annual Meeting of Shareholders (the “2025 Annual Meeting”). The 2025 Annual Meeting approved the increase of the Company’s authorized share capital to US$20,000,000,000 divided into 200,000,000,000,000 shares with a nominal or par value of US$0.0001 each, comprising (a) 192,497,500,000,000 Class A Ordinary Shares of a par value of US$ 0.0001 each; (b) 7,500,000,000,000 Class B Ordinary Shares of a par value of US$0.0001 each; and (c) 2,500,000,000 preferred Shares of a par value of US$0.0001 each.

As of June 16, 2020, subsequent to the Closing of the business combination, there were 17,399,176 ordinary shares outstanding, including 7,647,962 Class A ordinary shares and 9,751,214 Class B ordinary shares, and no preferred shares outstanding. On November 12, 2020, as a result of post-merger consideration adjustment, additional 121,473 ordinary shares were issued to Lion’s original shareholders, including 29,591 Class A ordinary shares and 91,882 Class B ordinary shares. An aggregate of 1,933,740 Class B ordinary shares set aside as the indemnity escrow shares following the closing of the business combination was no longer subject to forfeiture in June 2023. An aggregate of 3,876,481 Class B ordinary shares set aside as the earnout escrow shares was to be forfeited as the 2021 net income and 2022 net income targets were not met.

The shareholders of Class A and Class B ordinary shares have the same rights except for the voting and conversion rights. Each Class A ordinary share was initially entitled to one vote, and is not convertible into Class B ordinary share under any circumstance; and each Class B ordinary share is initially entitled to ten votes, and is convertible into one Class A ordinary share at any time by the holder thereof, subject to adjustments for any subdivision or combination. On February 16, 2022, January 13, 2023 and December 23, 2024, the Company held the annual General Meetings of Shareholders that approved the increase by the number of votes attached to Class B Ordinary Shares from ten (10) votes per Class B Ordinary Share to twenty five (25) votes per Class B Ordinary Share, from twenty five (25) votes per Class B Ordinary Share to one hundred (100) votes per Class B Ordinary Share, and from one hundred (100) votes per Class B Ordinary Share to ten thousand (10,000) votes per Class B Ordinary Share, respectively.

On December 30, 2024, the Group entered into Debt to Equity Agreements with certain customers, under which 496,358,691 Class A ordinary shares were issued to settle the full payables owed to these customer creditors in an aggregate of $26.1 million. As of December 31, 2024, the 496,358,691 Class A ordinary shares were not issued and accordingly, a subscription receivable of approximately $50,000 corresponding to their par value was recorded as contra equity as of December 31, 2024. In April 2025, the Company issued 496,358,691 Class A ordinary shares and reversed subscription receivable with corresponding accounts charged to additional paid-capital.

As of June 30, 2025 and December 31, 2024, there was an aggregate of 6,912,466,090 and 1,777,596,090 Class A ordinary shares issued and outstanding, respectively; and an aggregate of 65,387,845 and 65,387,845 Class B ordinary shares issued and outstanding, respectively. As of June 30, 2025 and December 31, 2024, there was no preferred shares issued and outstanding.